Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 1,383	$ 202	¥ 3,331
Amounts due to related parties	5,009	730	5,256
FSOL (Cayman)
Related Party Transaction [Line Items]
Amounts due to related parties	1,208	176	1,252
Changning FSTS
Related Party Transaction [Line Items]
Amounts due to related parties	0	0	400
Minhang FSCS
Related Party Transaction [Line Items]
Amounts due to related parties	0	0	300
Xinhao Consulting
Related Party Transaction [Line Items]
Amounts due to related parties	600	87	300
Bole
Related Party Transaction [Line Items]
Amounts due to related parties	0	0	500
Dangdai
Related Party Transaction [Line Items]
Amount due from related parties	0	0	1,124
Amounts due to related parties	0	0	500
Pudong FSETS
Related Party Transaction [Line Items]
Amount due from related parties	800	117
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")
Related Party Transaction [Line Items]
Amount due from related parties	0	0	1,625
Amounts due to related parties	0	0	468
Wuyuan Tourism
Related Party Transaction [Line Items]
Amounts due to related parties	253	37	1,232
Non-controlling Interest Shareholders of VIE's Subsidiaries
Related Party Transaction [Line Items]
Amount due from related parties	583	85	582
Amounts due to related parties	300	44	300
Yichang Changle
Related Party Transaction [Line Items]
Amounts due to related parties	2,648	386
Others
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 0	$ 0	¥ 4